Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.8%
178,399	Vanguard FTSE Developed Markets ETF	$8,058,283	5.3
3,647	Vanguard Mid-Cap ETF	769,225	0.5

	Total Exchange-Traded Funds
	(Cost $7,400,282)	8,827,508	5.8

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 94.0%
766,661	Voya Large Cap Value Portfolio - Class R6	4,101,635	2.7
1,172,955	Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,626,972	6.9
1,433,660	Voya Multi-Manager International Equity Fund - Class I	13,691,452	8.9
1,599,242	Voya Multi-Manager International Factors Fund - Class I	13,913,406	9.1
405,703	Voya Multi-Manager Mid Cap Value Fund - Class I	3,562,073	2.3
145,859	(1) Voya Russell Large Cap Growth Index Portfolio Class I	7,752,418	5.0
61,511	(1) Voya Small Cap Growth Fund - Class R6	2,159,044	1.4
263,170	Voya Small Company Fund - Class R6	3,500,161	2.3
3,322,098	Voya U.S. Stock Index Portfolio - Class I	56,309,555	36.6
313,189	VY® Invesco Comstock Portfolio - Class I	6,548,777	4.3
439,000	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	11,607,156	7.5
409,766	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3,790,335	2.5
100,742	VY® T. Rowe Price Growth Equity Portfolio - Class I	6,920,983	4.5

	Total Mutual Funds
	(Cost $156,040,719)	144,483,967	94.0

	Total Investments in Securities (Cost $163,441,001)	$153,311,475	99.8
	Assets in Excess of Other Liabilities	337,801	0.2
	Net Assets	$153,649,276	100.0

(1)	Non-income producing security.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,827,508	$–	$–	$8,827,508
Mutual Funds	144,483,967	–	–	144,483,967
Total Investments, at fair value	$153,311,475	$–	$–	$153,311,475
Other Financial Instruments+
Futures	151,296	–	–	151,296
Total Assets	$153,462,771	$–	$–	$153,462,771
Liabilities Table
Other Financial Instruments+
Futures	$(223,371)	$–	$–	$(223,371)
Total Liabilities	$(223,371)	$–	$–	$(223,371)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$1,526,365	$1,646,616	$(3,208,094)	$35,113	$-	$6,404	$(24,062)	$-
Voya Large Cap Value Portfolio - Class R6	4,098,583	180,531	(764,174)	586,695	4,101,635	-	(475,939)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,169,374	1,901,505	(1,568,978)	1,125,071	10,626,972	-	(644,403)	-
Voya Multi-Manager International Equity Fund - Class I	13,759,552	460,809	(2,443,631)	1,914,722	13,691,452	-	(846,093)	-
Voya Multi-Manager International Factors Fund - Class I	13,836,351	645,019	(2,042,324)	1,474,360	13,913,406	-	(421,399)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,706,439	128,641	(266,065)	(6,942)	3,562,073	-	22,732	-
Voya Russell Large Cap Growth Index - Class I	-	7,081,585	(44,160)	714,993	7,752,418	-	2,492	-
Voya Small Cap Growth Fund - Class R6	2,230,977	113,233	(334,921)	149,755	2,159,044	-	5,612	-
Voya Small Company Fund - Class R6	3,778,158	138,344	(586,325)	169,984	3,500,161	-	(4,248)	-
Voya U.S. Stock Index Portfolio - Class I	55,318,266	2,161,328	(5,958,627)	4,788,588	56,309,555	-	(814,014)	-
VY® Invesco Comstock Portfolio - Class I	6,721,236	308,503	(328,092)	(152,870)	6,548,777	-	143,566	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	11,286,823	530,595	(991,674)	781,412	11,607,156	-	(80,824)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3,679,909	180,904	(564,315)	493,837	3,790,335	-	(202,287)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	6,487,889	506,712	(2,211,864)	2,138,246	6,920,983	-	(1,070,346)	-
	$135,599,922	$15,984,325	$(21,313,244)	$14,212,964	$144,483,967	$6,404	$(4,409,213)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	31	06/16/23	$2,810,925	$82,997
U.S. Treasury Ultra Long Bond	11	06/22/23	1,552,375	68,299
			$4,363,300	$151,296
Short Contracts:
MSCI EAFE Index	(14)	06/16/23	(1,467,550)	(50,331)
S&P 500® E-Mini	(14)	06/16/23	(2,896,425)	(173,040)
			$(4,363,975)	$(223,371)

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $166,901,421.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,636,882
Gross Unrealized Depreciation	(16,298,903)
Net Unrealized Depreciation	$(13,662,021)